Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of Loss Per Share
	For the years ended December 31,
	2022	2021	2020
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(73,492,431)	$(37,215,483)	$(5,667,417)

Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(73,492,431)	$(37,215,483)	$(5,667,417)

Basic Loss Per Share Denominator
Original shares:	5,899,893	3,408,646	2,591,299
Additions from actual events:
- Issuance of common stock, weighted	10,915,573	1,115,699	121,229
Basic weighted average shares outstanding	16,815,466	4,524,345	2,712,528

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	16,815,466	4,524,345	2,712,528
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*
Diluted Weighted Average Shares Outstanding:	16,815,466	4,524,345	2,712,528

Loss Per Share**
- Basic	$(43.7)	$(82.3)	$(20.9)
- Diluted	$(43.7)	$(82.3)	$(20.9)
Weighted Average Shares Outstanding**
- Basic	1,681,547	452,345	271,253
- Diluted	1,681,547	452,345	271,253
*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss during the periods presented.
**	The Company effected a 1:10 reverse stock split on April 26, 2023, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.